Revision of Financial Statements (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income loss	$ (1,177,000)	$ (2,236,000)	$ (3,146,000)	$ (3,889,000)	$ (1,848,000)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Interest income			82,000
Operating expenses			24,000
Net income loss			$ 58,000